UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Avenue, 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                 New York, New York                 02/14/07
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $5,522,583
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.      Form 13F File Number      Name
   ---      --------------------      ----

   01       28-4690                   High River Limited Partnership

   02       28-05849                  American Real Estate Holdings Limited
                                      Partnership

   03       28-2662                   Barberry Corp.

   04       28-4970                   High Coast Limited Partnership

   05       28-4460                   Highcrest Investors Corp.

   06       28-11469                  Gascon Partners

   07       28-11906                  Modal LLC


                           Form 13F Information Table*
                    Name of Reporting Manager: Carl C. Icahn


COLUMN 1          COLUMN 2    COLUMN 3          COLUMN 4           COLUMN 5      COLUMN 6        COLUMN 7           COLUMN 8
                  TITLE OF                VALUE        SHRS OR     SH/   PUT/    INVESTMENT      OTHER           Voting Authority
NAME OF ISSUER    CLASS       CUSIP       (x$1000)     PRN AMT     PRN   CALL    DISCRETION      MANAGER*      SOLE   SHARED   NONE
--------------    -----       -----       --------     -------     ---   ----    ----------      --------      ----   ------   ----

ADVENTRX           COM      00764X103       2,551      864,865      SH             Defined          1         864,865
PHARMACEUTICALS
INC.

AMERICAN RAILCAR   COM      02916P103     146,063    4,290,918      SH             Defined          7       4,290,918
INDS INC.

AMERICAN RAILCAR   COM      02916P103      61,918    1,818,976      SH             Defined                  1,818,976
INDS INC.

AMERICAN REAL    DEP UNIT   029169109     350,379    4,087,000      SH             Defined          3       4,087,000
ESTATE PARTNR

AMERICAN REAL    DEP UNIT   029169109   3,069,977   35,809,836      SH             Defined          4      35,809,836
ESTATE PARTNR

AMERICAN REAL    DEP UNIT   029169109     295,990    3,452,586      SH             Defined          5       3,452,586
ESTATE PARTNR

AMERICAN REAL    DEP UNIT   029169109   1,019,515   11,892,167      SH             Defined          6      11,892,167
ESTATE PARTNR

AMERICAN REAL    DEP UNIT   029169109      35,474      413,793      SH             Defined                    413,793
ESTATE PARTNR

BLOCKBUSTER INC.   CL A     093679108       7,400    1,398,820      SH             Defined          1       1,398,820

BLOCKBUSTER INC.   CL A     093679108       4,750      898,000      SH             Defined          3         898,000

BLOCKBUSTER INC.   CL B     093679207       3,784      772,320      SH             Defined          1         772,320

BLOCKBUSTER INC.   CL B     093679207       1,670      340,906      SH             Defined          3         340,906

IMCLONE SYS INC.   COM      45245W109     166,049    6,205,134      SH             Defined          1       6,205,134

IMCLONE SYS INC.   COM      45245W109     122,122    4,563,610      SH             Defined          2       4,563,610

IMCLONE SYS INC.   COM      45245W109      24,105      900,800      SH             Defined          3         900,800

LEAR CORP.         COM      521865105      19,486      659,860      SH             Defined          1         659,860

LEAR CORP.         COM      521865105      51,357    1,739,131      SH             Defined                  1,739,131

RECKSON ASSOCS     COM      75621K106      31,766      696,617      SH             Defined          1         696,617
RLTY CORP.

TIME WARNER INC    COM      887317105     108,227    4,969,078      SH             Defined          2       4,969,078



                            TOTAL       5,522,583


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.